Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 3,721,439	$ 1,635,956
Millburn Multi-Markets Trading L.P. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral	30,521,416	19,093,847
Investments in U.S. Treasury notes	118,372,238	119,858,882
Total investments in U.S. Treasury notes	148,893,654	138,952,729
Net unrealized appreciation on open futures and forward currency contracts	4,044,127	2,196,537
Net unrealized depreciation on open futures and forward currency contracts	(322,688)	(560,581)
Total futures and forward currency contracts	3,721,439	1,635,956
Total financial assets and liabilities at fair value	152,615,093	140,588,685
Millburn Multi-Markets Trading L.P. [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,355,942	2,055,429
Millburn Multi-Markets Trading L.P. [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,240,713	500,398
Millburn Multi-Markets Trading L.P. [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	478,333	(160,700)
Millburn Multi-Markets Trading L.P. [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(247,444)	645,231
Millburn Multi-Markets Trading L.P. [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(104,550)	153,030
Millburn Multi-Markets Trading L.P. [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	482,156	(333,025)
Millburn Multi-Markets Trading L.P. [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(47,993)	493,133
Millburn Multi-Markets Trading L.P. [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	554,727	757,362
Millburn Multi-Markets Trading L.P. [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 1,365,497	(419,473)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral
Total investments in U.S. Treasury notes	$ 148,893,654	138,952,729
Total futures and forward currency contracts	2,355,942	2,055,429
Total financial assets and liabilities at fair value	151,249,596	141,008,158
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,355,942	2,055,429
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,240,713	500,398
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	478,333	(160,700)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(247,444)	645,231
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(104,550)	153,030
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	482,156	(333,025)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(47,993)	493,133
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 554,727	757,362
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts
Millburn Multi-Markets Trading L.P. [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 1,365,497	(419,473)
Total financial assets and liabilities at fair value	1,365,497	(419,473)
Millburn Multi-Markets Trading L.P. [Member] | Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 1,365,497	$ (419,473)